Recently Adopted and New Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Recently Adopted and New Accounting Pronouncements [Abstract]
Recently Adopted and New Accounting Pronouncements [text block]

Recently adopted and new accounting pronouncements

Recently adopted accounting pronouncements

The following are those accounting pronouncements which are relevant to the Group and which have been adopted during 2019 in the preparation of these consolidated financial statements.

Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)

In September 2019, the IASB issued "Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7", which provides relief for specific hedge accounting requirements to address uncertainties in the period arising from the phase out of interest rate benchmarks (e.g. interbank offered rates - IBORs), and provides specific disclosure requirements for the affected hedge accounting relationships. The amendments are effective for annual periods beginning on or after January 1, 2020, with early application permitted. The EU endorsed the amendments in January 2020 and the endorsement means that early adoption of the standard is possible for the Group. The Group adopted the amendments from January 1, 2019 onwards.

The Group has established a Group wide program, aimed at ensuring a smooth transition from LIBOR and other IBORs to RFRs. The program was established in 2018 and is sponsored by the Group’s Chief Financial Officer and has senior representation from each division, region and infrastructure function. The program has been focused on identifying and quantifying the Group’s exposures to various interest rate benchmarks, providing the capability to trade products referencing alternative RFRs and evaluating the Group’s existing contracts that reference IBORs. The Group’s approach contemplates transition risks as part of a comprehensive program of change to ensure that systems, processes and strategy provides for a smooth transition from the use of legacy rates and supports trading in alternative reference rates.

IFRS 16 Leases

On January 1, 2019, the Group adopted IFRS 16, "Leases", which introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. There will be only minor changes to the current accounting for lessors. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures.

The Group implemented IFRS 16 through a Group-wide implementation program. The majority of leases are for land and buildings; other categories are company cars and technical/IT equipment.

The Group applied the practical expedient in IFRS 16 to contracts that were identified as leases applying IAS 17, "Leases", and IFRIC 4, "Determining whether an Arrangement contains a Lease", on transition.

The Group elected to apply the modified retrospective transition approach, without restatement of comparative figures. Under the modified retrospective approach, the Group was able to choose on a lease by lease basis to either (i) measure the right-of-use asset at the same amount as the lease liability, or (ii) to measure the right-of-use asset retrospectively using the transition discount rate. For approach (ii), the resulting difference between the right-of-use asset and the lease liability was recognized as an adjustment to the opening balance of retained earnings on transition.

On initial application the Group applied approach (i) to leases classified as operating leases under IAS 17 except for larger property leases where the Group elected to apply approach (ii) which resulted in an adjustment to total equity on transition of € 137 million, net of tax.

In addition, provisions previously recognized for onerous operating leases as well as accrued operating liabilities were derecognized upon transition, and the value of the right-of-use assets was reduced by that same amount.

The impact upon adoption resulted in an € 3.2 billion and € 3.6 billion increase in the consolidated balance sheet related to the recognition of right of use assets and corresponding liabilities, respectively. This led to an overall reduction in retained earnings of € 136 million, net of tax.

in € m.
Operating lease commitments as of December 31, 2018	6,264
Recognition exemptions adopted for short-term leases and leases of low-value assets	(35)
Adjustments as a result of a different treatment of extension and termination options	376
Operating lease commitments regarding contracts not yet commenced	(2,819)
Other[1]	97
Undiscounted lease liabilities as of January 1, 2019	3,884
Discounting (weighted average incremental borrowing rate of 2.18%)	(310)
Lease liabilities due to initial application of IFRS 16, recognized as of January 1, 2019	3,575
Lease liabilities from finance leases as of January 1, 2019	27
Total lease liabilities recognized at January 1, 2019	3,601

[1]Mainly de-scoped or terminated leases, operating expenses, utility costs, VAT, sale-and-leaseback transactions.

Improvements to IFRS 2015-2017 cycles

On January 1, 2019, the Group adopted the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2015-2017 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 3 "Business Combinations", IAS 12 "Income Taxes" and "IAS 23 Borrowing Costs". IAS 12 was amended to clarify the accounting treatment of income tax on dividend payments related to financial instruments that are classified as equity under IAS 32 and where such dividends are considered to be a distribution of profit. The income tax related to such dividends is included in the income statement as income tax expense or benefit. The amendments did not have a material impact on the Group’s consolidated financial statements.

IFRIC 23 "Uncertainty over Income Tax Treatments"

On January 1, 2019, the Group adopted IFRIC 23, "Uncertainty over Income Tax Treatments", which clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments and applies to  current and deferred tax assets or liabilities. According to IFRIC 23 uncertain tax treatments shall be considered separately or together with one or more other uncertain tax treatments depending on which approach better predicts the resolution of the uncertainty. For the assessment it shall be assumed that a taxation authority will examine amounts it has a right to examine and have full knowledge of all related information when making those examinations. If acceptance of a tax treatment by the taxation authorities is not considered probable it is required to reflect that uncertainty by either using the most likely amount or an expected value depending on which method better predicts the resolution of the uncertain tax treatment. IFRIC 23 did not have an impact on the Group’s consolidated financial statements.

New accounting pronouncements

The following accounting pronouncements were not effective as of December 31, 2019 and therefore have not been applied in preparing these financial statements.

IFRS 3 Business Combinations

In October 2018, the IASB issued amendments to IFRS 3, "Business Combinations". These amendments clarify the determination of whether an acquisition made is of a business or a group of assets. The amended definition of a business emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. The amendments will be effective for annual periods beginning on or after January 1, 2020 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17, "Insurance Contracts", which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values - instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2021. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. The standard has yet to be endorsed by the EU.